CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended	6 Months Ended
		Jun. 30, 2020	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Operating and formation costs		$ 22,749	$ 22,960
Loss from operations		(22,749)	(22,960)
Other income:
Interest earned on marketable securities held in Trust Account		4,074	4,074
Unrealized loss on marketable securities held in Trust Account		(1,171)	(1,171)
Other income, net		2,903	2,903
Loss before provision for income taxes		(19,846)	(20,057)
Benefit from income taxes		246	246
Net loss		$ (19,600)	$ (19,811)
Weighted average shares outstanding, basic and diluted (1)	[1]	1,497,051	1,373,525
Basic and diluted net loss per common share (In dollar per share)		$ (0.01)	$ (0.01)

[1]	Excludes an aggregate of 5,102,647 shares subject to possible redemption at June 30, 2020.